INCOME TAX - Deferred Tax Assets and Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Deferred tax asset
Accrued expenses	₽ 3,985	$ 53.9	₽ 2,977
Net operating loss carryforward	10,214	138.3	3,452
Intangible assets	946	12.8	606
Property and equipment	468	6.3	464
Content assets	59	0.8
Operating lease liabilities	3,407	46.1	4,572
Finance lease liabilities	180	2.4	306
Other	159	2.2	75
Total deferred tax asset	19,418	262.8	12,452
Valuation allowance	(7,840)	(106.1)	(3,810)	$ (51.6)	₽ (1,730)	₽ (922)
Total deferred tax asset, net of valuation allowance	11,578	156.7	8,642
Deferred tax liability
Convertible debt discount	(2,081)	(28.2)
Property and equipment	(2,570)	(34.8)	(1,937)
Intangible assets	(3,627)	(49.1)	(1,480)
Content assets	(652)	(8.8)	(155)
Unremitted earnings	(1,875)	(25.4)	(953)
Deferred expenses	(165)	(2.2)	(148)
Allowance for doubtful accounts	(3)		(25)
Operating lease assets	(2,319)	(31.5)	(3,651)
Finance lease assets	(119)	(1.6)	(328)
Other	(366)	(4.9)	(69)
Total deferred tax liability	(13,777)	(186.5)	(8,746)
Net deferred tax liability	(2,199)	(29.8)	(104)
Net deferred tax assets	1,639	22.2	1,847
Net deferred tax liabilities	₽ (3,838)	$ (52.0)	₽ (1,951)